SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member] - USD ($)	1 Months Ended	3 Months Ended
	Feb. 19, 2015	Mar. 31, 2015	Jul. 13, 2015
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	53,797
Change in the Outstanding Number Of Shares Due To Acquisition Agreement Settlement		53,797
Contingent Consideration Classified as Equity, Fair Value Disclosure		$ 133,000
Debt Instrument, Repurchased Face Amount			$ 1,000,000
Debt Instrument, Maturity Date, Description		the maturity date of the note has been extended by a year.
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 1,000,000
TD Bank [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Increase (Decrease) for Period, Description		the Companys line of credit with TD Bank was increased from $1.215 million to $3.0 million under the same terms. Also during March 2015, the Company formed a wholly-owned subsidiary in Poland, MTBC-Europe Sp. z.o.o. The Poland subsidiary will provide operational support and serve as a back-up facility.